UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM 13-F

                         FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     GEORGE A. WEISS
Address:  One State Street
          Hartford, CT 06103

13F File Number: 28-7186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  May 16, 2000.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
George Weiss & Co. LLC 28-7188

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           82
Form 13F Information Table Value Total:     $184,447

List of Other Included Managers:
No.    13F File Number      Name
01     28-7188              George Weiss & Co. LLC

                               Title of                 Value               Investment  Other             Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares   Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- -----------   ---------- -------- ----------- ----------- -----------
ALLEGHENY ENERGY INC           Common    017361106      3005      108,300       Shared                    0     108,300           0
ALLEGHENY ENERGY INC           Common    017361106      1057       38,100       Shared    01              0      38,100           0
AVISTA CORP                    Common    05379B107      2816       69,100       Shared                    0      69,100           0
AVISTA CORP                    Common    05379B107       925       22,700       Shared    01              0      22,700           0
CALPINE CORP                   Common    131347106      1438       15,300       Shared                    0      15,300           0
CALPINE CORP                   Common    131347106       226        2,400       Shared    01              0       2,400           0
CENDANT PERFERRED              Preferred 151313301       318       11,100       Shared    01              0      11,100           0
CMS ENERGY PREF                Preferred 125896308      1231       46,000       Shared    01              0      46,000           0
CONECTIV INC                   Common    206829103      2405      137,400       Shared                    0     137,400           0
CONECTIV INC                   Common    206829103       518       29,600       Shared    01              0      29,600           0
CONSECO INC                    Common    208464107       858       75,000       Shared                    0      75,000           0
CONSUMER'S ENERGY CORP         Common    125896100     10482      578,300       Shared                    0     578,300           0
CONSUMER'S ENERGY CORP         Common    125896100      2242      123,700       Shared    01              0     123,700           0
DELTA AIR LINES INC.           Common    247361108      1491       28,000       Shared                    0      28,000           0
DTE ENERGY CO.                 Common    233331107      1348       46,300       Shared                    0      46,300           0
DTE ENERGY CO.                 Common    233331107       670       23,000       Shared    01              0      23,000           0
DUQUENSE LIGHT                 Common    23329J104      3017       66,300       Shared                    0      66,300           0
DUQUENSE LIGHT                 Common    23329J104      1424       31,300       Shared    01              0      31,300           0
EASTERN ENTER                  Common    27637F100      8965      149,726       Shared    01              0     149,726           0
EDISON INT'L                   Common    281020107       954       57,600       Shared                    0      57,600           0
EMPIRE DISTRICT ELECTRIC       Common    291641108      2106      107,300       Shared    01              0     107,300           0
ENERGY EAST CORP               Common    29266M109      5458      275,500       Shared                    0     275,500           0
ENERGY EAST CORP               Common    29266M109      1583       79,900       Shared    01              0      79,900           0
ENERGYNORTH INC                Common    292925104      1212       20,800       Shared    01              0      20,800           0
ENRON CORP                     Common    293561106      3332       44,500       Shared                    0      44,500           0
ENRON CORP                     Common    293561106      1542       20,600       Shared    01              0      20,600           0
ENTERGY CORPORATION            Common    29364G103       418       20,700       Shared                    0      20,700           0
ENTERGY CORPORATION            Common    29364G103       462       22,900       Shared    01              0      22,900           0
FIRSTENERGY CORP               Common    337932107       338       16,400       Shared                    0      16,400           0
FLORIDA PROGRESS CORP.         Common    341109106      5468      119,200       Shared    01              0     119,200           0
FPL GROUP INC.                 Common    302571104     10032      217,800       Shared                    0     217,800           0
FPL GROUP INC.                 Common    302571104      2980       64,700       Shared    01              0      64,700           0
GPU INC                        Common    36225X100      4101      149,800       Shared                    0     149,800           0
GPU INC                        Common    36225X100      1174       42,900       Shared    01              0      42,900           0
IPALCO ENTERPRISES INC.        Common    462613100      5786      296,700       Shared                    0     296,700           0
IPALCO ENTERPRISES INC.        Common    462613100      1314       67,400       Shared    01              0      67,400           0
KEYSPAN CORPORATION            Common    49337W100      2760       99,900       Shared                    0      99,900           0
KEYSPAN CORPORATION            Common    49337W100       707       25,600       Shared    01              0      25,600           0
MANDATORY COM EXCH T           Preferred 562613109        81       46,200       Shared    01              0      46,200           0
MATTEL                         Common    577081102       796       75,800       Shared                    0      75,800           0
MCN ENERGY                     Common    55267J100      5345      213,800       Shared    01              0     213,800           0
MDU RESOURCES GROUP            Common    552690109       737       35,500       Shared                    0      35,500           0
MDU RESOURCES GROUP            Common    552690109       479       23,100       Shared    01              0      23,100           0
MINNESOTA POWER & LIGHT        Common    604110106      4712      283,400       Shared                    0     283,400           0
MINNESOTA POWER & LIGHT        Common    604110106      1884      113,300       Shared    01              0     113,300           0
MONTANA POWER COMPANY          Common    612085100      4026       62,900       Shared                    0      62,900           0
MONTANA POWER COMPANY          Common    612085100      1958       30,600       Shared    01              0      30,600           0
NATIONAL FUEL GAS CO           Common    636180101       512       11,500       Shared                    0      11,500           0
NATIONAL FUEL GAS CO           Common    636180101       686       15,400       Shared    01              0      15,400           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106      6047      447,900       Shared                    0     447,900           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106      3422      253,500       Shared    01              0     253,500           0
NICOR INC                      Common    654086107      1219       37,000       Shared                    0      37,000           0
NICOR INC                      Common    654086107       823       25,000       Shared    01              0      25,000           0
NORTHEAST UTILITIES            Common    664397106      1862       86,600       Shared    01              0      86,600           0
NSTAR                          Common    67019E107      4828      114,941       Shared                    0     114,941           0
NSTAR                          Common    67019E107      2743       65,300       Shared    01              0      65,300           0
OCEAN ENERGY INC               Common    67481E106      2644      183,900       Shared                    0     183,900           0
ONE VALLEY BANCORP INC.        Common    682419106      1350       39,000       Shared    01              0      39,000           0
PECO ENERGY                    Common    693304107      8776      238,000       Shared                    0     238,000           0
PECO ENERGY                    Common    693304107      3145       85,300       Shared    01              0      85,300           0
PEOPLES ENERGY                 Common    711030106       316       11,500       Shared                    0      11,500           0
PUBLIC SERVICE CO OF NEW       Common    744499104      2435      154,600       Shared                    0     154,600           0
PUBLIC SERVICE CO OF NEW       Common    744499104       910       57,800       Shared    01              0      57,800           0
QUESTAR CORPORATION            Common    748356102      2435      131,200       Shared                    0     131,200           0
QUESTAR CORPORATION            Common    748356102       471       25,400       Shared    01              0      25,400           0
REPUBLIC SECURITY FINANCIAL    Common    760758102       448       68,300       Shared                    0      68,300           0
SCANA CORPORATION              Common    80589M102      1271       51,756       Shared                    0      51,756           0
SCANA CORPORATION              Common    80589M102       475       19,331       Shared    01              0      19,331           0
SEMPRA ENERGY                  Common    816851109       660       39,400       Shared                    0      39,400           0
SEMPRA ENERGY                  Common    816851109       308       18,400       Shared    01              0      18,400           0
SIERRA PACIFIC RESOURCES       Common    826428104      2864      229,108       Shared                    0     229,108           0
SIERRA PACIFIC RESOURCES       Common    826428104      1081       86,500       Shared    01              0      86,500           0
TARO PHARMACEUTICAL INDUS      Common    M8737E108       966       89,900       Shared                    0      89,900           0
TESORO PETROLEUM               Common    881609101       820       71,300       Shared                    0      71,300           0
TYSON FOODS INC -CL A          Common    902494103       287       25,800       Shared                    0      25,800           0
U.S. TRUST CORP                Common    91288L105      1172        6,200       Shared    01              0       6,200           0
UTILICORP                      Common    918005109      4655      257,700       Shared                    0     257,700           0
UTILICORP                      Common    918005109      1580       87,500       Shared    01              0      87,500           0
WESTERN RESOURCES INC.         Common    959425109       661       41,800       Shared                    0      41,800           0
WESTERN RESOURCES INC.         Common    959425109       294       18,600       Shared    01              0      18,600           0
WILLIAMS COS                   Common    969457100      4772      108,600       Shared                    0     108,600           0
WILLIAMS COS                   Common    969457100      1327       30,200       Shared    01              0      30,200           0